Earnings per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator
Net income attributable to Tsakos Energy Navigation Limited	$ 55,783	$ 158,217	$ 33,527
Preferred share dividends, Series B	(4,000)	(4,000)	(4,000)
Preferred share dividends, Series C	(4,437)	(4,437)	(4,438)
Preferred share dividends Series D	(7,438)	(5,000)	0
Net income attributable to common share holders	$ 39,908	$ 144,780	$ 25,089
Denominator
Weighted average common shares outstanding	84,905,078	85,827,597	79,114,401
Basic and diluted earnings per common share	$ 0.47	$ 1.69	$ 0.32